Investment Contract Liabilities - Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with Contracts (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	$ 2,831	$ 2,391	$ 2,079
Investment contract liabilities	11,816	10,079	$ 10,064
Carrying amount [member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	27	38
Investment contract liabilities	11,040	9,243
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	27	38
Investment contract liabilities	$ 10,967	$ 8,996